SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Detail Textuals) - USD ($)	9 Months Ended		12 Months Ended
	May 31, 2020	May 31, 2019	Aug. 31, 2019	Aug. 31, 2018	Aug. 31, 2017
Accounting Policies [Abstract]
Method of depreciation			straight-line method
Cash and cash equivalents	$ 1,279,256	$ 286,439	$ 4,423,965	$ 337,424	$ 572,775
Share-based expenses	$ 326,398	$ 376,095	$ 425,110	$ 290,004